Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0001795091
Registrant Name	OS Therapies Incorporated
Registration File Number	333-289443
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A